Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	44 Months Ended		60 Months Ended	120 Months Ended
		Mar. 31, 2025	Mar. 31, 2025		Mar. 31, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jul. 19, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000008461 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Account Value		$ 19,457.12	$ 19,457.12		$ 19,457.12	$ 19,457.12		$ 17,435.68		$ 14,533.89		$ 15,060.39			$ 15,208.93	$ 9,758.09	$ 11,295.77	$ 11,348.46	$ 9,806.47	$ 8,601.51	$ 9,425
Average Annual Return, Percent		6.03%			13.62%	6.88%
C000008461 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		11.59%			14.80%	7.52%
C000008463 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
Account Value		$ 19,347.24	19,347.24		$ 19,347.24	$ 19,347.24		17,337.21		14,451.78		15,093.95			15,378.49	9,950.79	11,616.97	11,764.61	10,247.42	9,058.85	10,000
Average Annual Return, Percent		9.76%			13.87%	6.82%
C000008463 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		10.76%			13.87%	6.82%
C000008460 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Account Value		$ 21,163.57	21,163.57		$ 21,163.57	$ 21,163.57		18,915.69		15,726.84		16,257.89			16,379.76	10,484.94	12,102.65	12,127.26	10,453.85	9,146.35	10,000
Average Annual Return, Percent		11.89%			15.08%	7.79%
C000156058 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Account Value		$ 21,208.43	21,208.43		$ 21,208.43	$ 21,208.43		18,946.28		15,752.89		16,292.04			16,413.98	10,507.79	12,126.81	12,150.53	10,469.99	9,151.04	10,000
Average Annual Return, Percent	[1]	11.94%			15.08%	7.81%
C000008464 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Account Value		$ 22,531	22,531		$ 22,531	$ 22,531		23,630		18,641		21,514			20,025	12,363	13,552	12,018	10,075	8,828	9,425
Average Annual Return, Percent		(9.41%)			11.60%	8.46%
C000008464 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		(4.65%)			12.75%	9.11%
C000008466 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
Account Value		$ 22,436	22,436		$ 22,436	$ 22,436		23,531		18,563		21,601			20,276	12,621	13,954	12,468	10,532	9,298	10,000
Average Annual Return, Percent		(6.38%)			11.82%	8.42%
C000008466 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		(5.47%)			11.82%	8.42%
C000074340 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Account Value		$ 24,486	24,486		$ 24,486	$ 24,486		25,626		20,164		23,217			21,568	13,281	14,527	12,850	10,743	9,392	10,000
Average Annual Return, Percent		(4.45%)			13.02%	9.37%
C000101896 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Account Value		$ 24,720	24,720		$ 24,720	$ 24,720		25,841		20,306		23,349			21,661	13,330	14,567	12,879	10,767	9,403	10,000
Average Annual Return, Percent		(4.34%)			13.15%	9.47%
C000217963 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Account Value		$ 24,828	24,828		$ 24,828	$ 24,828		25,930		20,358		23,381			21,671	13,330	14,567	12,879	10,767	9,403	10,000
Average Annual Return, Percent	[2]	(4.25%)			13.25%	9.52%
C000008467 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Account Value		$ 30,246.03	30,246.03		$ 30,246.03	$ 30,246.03		29,290.52		20,710.67		23,359.48			21,143.74	13,007.27	12,926.27	11,708.42	9,797.45	8,565.69	9,424.63
Average Annual Return, Percent		(1.91%)			17.18%	11.70%
C000008467 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		3.26%			18.39%	12.37%
C000008469 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
Account Value		$ 30,217.59	30,217.59		$ 30,217.59	$ 30,217.59		29,262.96		20,691.15		23,509.85			21,442.16	13,293.76	13,306.01	12,147.81	10,238.52	9,021.87	10,000
Average Annual Return, Percent		1.51%			17.49%	11.69%
C000008469 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		2.48%			17.49%	11.69%
C000074341 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Account Value		$ 32,901.13	32,901.13		$ 32,901.13	$ 32,901.13		31,785.7		22,412.78		25,219.36			22,772.3	13,976.18	13,848.96	12,513.58	10,445.27	9,111.53	10,000
Average Annual Return, Percent		3.51%			18.68%	12.65%
C000074342 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Account Value		$ 33,240.34	33,240.34		$ 33,240.34	$ 33,240.34		32,078.05		22,601.56		25,402.45			22,917.03	14,048.43	13,909.51	12,554.8	10,467.52	9,120.88	10,000
Average Annual Return, Percent		3.62%			18.80%	12.76%
C000109254 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Account Value		$ 25,833	25,833		$ 25,833	$ 25,833		24,194		19,694		21,067			19,259	11,370	12,514	12,054	10,945	9,563	9,425
Average Annual Return, Percent		1.44%			16.63%	9.96%
C000109254 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		6.77%			17.84%	10.61%
C000109255 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
Account Value		$ 25,810	25,810		$ 25,810	$ 25,810		24,173		19,677		21,217			19,540	11,624	12,887	12,508	11,440	10,073	10,000
Average Annual Return, Percent		4.97%			16.94%	9.95%
C000109255 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		5.97%			16.94%	9.95%
C000109257 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Account Value		$ 28,221	28,221		$ 28,221	$ 28,221		26,356		21,386		22,815			20,794	12,240	13,429	12,897	11,678	10,175	10,000
Average Annual Return, Percent		7.08%			18.18%	10.93%
C000109256 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Account Value		$ 28,398	28,398		$ 28,398	$ 28,398		26,511		21,507		22,932			20,895	12,291	13,476	12,933	11,700	10,189	10,000
Average Annual Return, Percent		7.12%			18.23%	11.00%
C000117280 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Account Value		$ 12,971	12,971		$ 12,971	$ 12,971		12,388		11,503		11,785			11,996	10,367	10,723	10,351	10,005	9,627	9,425
Average Annual Return, Percent		1.34%			4.15%	2.64%
C000117280 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		4.71%			4.58%	3.24%
C000117281 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
Account Value		$ 12,953	12,953		$ 12,953	$ 12,953		12,370		11,487		11,862			12,168	10,591	11,042	10,744	10,459	10,133	10,000
Average Annual Return, Percent		2.92%			3.80%	2.62%
C000117281 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		3.92%			3.80%	2.62%
C000117282 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Account Value		$ 14,108	14,108		$ 14,108	$ 14,108		13,443		12,443		12,715			12,923	11,134	11,487	11,071	10,676	10,238	10,000
Average Annual Return, Percent		4.95%			4.85%	3.50%
C000117283 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Account Value		$ 14,264	14,264		$ 14,264	$ 14,264		13,577		12,555		12,816			13,006	11,188	11,543	11,104	10,697	10,257	10,000
Average Annual Return, Percent		5.05%			4.98%	3.61%
C000206050 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Account Value		$ 13,352.17	13,352.17		$ 13,352.17	$ 13,352.17		13,157.45		12,276.58		14,501.94			19,377.71	10,359.09	11,933.47	12,334.22	9,749.73	8,586.44	9,500
Average Annual Return, Percent	[3]	(3.62%)			4.13%	2.93%
C000206050 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		1.48%			5.21%	3.47%
C000206051 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
Account Value		$ 13,048.92	13,048.92		$ 13,048.92	$ 13,048.92		12,954.57		12,171.45		14,501.95			19,513.9	10,508.2	12,191.64	12,700.1	10,114.04	8,973.79	10,000
Average Annual Return, Percent	[4]	(0.27%)			4.43%	2.70%
C000206051 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		0.73%			4.43%	2.70%
C000140622 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Account Value		$ 14,463.64	14,463.64		$ 14,463.64	$ 14,463.64		14,209.59		13,210.17		15,565.24			20,722.03	11,045.28	12,690.45	13,085.82	10,318.22	9,064.61	10,000
Average Annual Return, Percent		1.79%			5.54%	3.76%
C000140623 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Account Value		$ 14,587.4	14,587.4		$ 14,587.4	$ 14,587.4		14,323.02		13,302.78		15,670.14			20,839.68	11,099.6	12,738.67	13,124.4	10,347.15	9,074.25	10,000
Average Annual Return, Percent		1.85%			5.62%	3.85%
C000227353 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Account Value		$ 14,524	14,524		$ 14,524	$ 14,524		14,254		13,240		15,582			20,722	11,045	12,690	13,086	10,318	9,065	10,000
Average Annual Return, Percent	[5]	1.90%			5.63%	3.80%
C000226977 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Account Value		$ 12,874	12,874		$ 12,874	$ 12,874		12,027		11,057		11,451			11,832	10,424	10,535	10,242	10,001	9,343	9,525
Average Annual Return, Percent		3.41%			3.29%	2.56%
C000226977 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		7.05%			4.31%	3.05%
C000226976 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
Account Value		$ 12,629	12,629		$ 12,629	$ 12,629		11,888		10,978		11,450			11,930	10,580	10,767	10,537	10,356	9,737	10,000
Average Annual Return, Percent		5.23%			3.60%	2.36%
C000226976 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		6.23%			3.60%	2.36%
C000226978 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Account Value		$ 13,776	13,776		$ 13,776	$ 13,776		12,834		11,767		12,154			12,527	11,011	11,140	10,775	10,496	9,786	10,000
Average Annual Return, Percent		7.34%			4.58%	3.26%
C000226979 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Account Value		$ 10,814	$ 10,814		$ 10,814	$ 10,814	$ 10,730	10,032	$ 9,133	9,187	$ 8,491	9,506	$ 9,977	$ 10,000
Average Annual Return, Percent		7.80%	2.14%	[6]
MSCI All Country World Ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Ex-USA Index
Account Value		$ 16,254.53162	$ 16,254.53162		$ 16,254.53162	$ 16,254.53162		15,322.0425		13,528.44485		14,251.09216			14,465.80665	9,681.75431	11,467.54912	11,972.27095	10,274.16067	9,081.361087	10,000
Average Annual Return, Percent		6.09%			10.92%	4.98%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 30,515	30,515		$ 30,515	$ 30,515		28,460		22,012		24,078			21,513	13,236	14,566	13,392	11,766	9,966	10,000
Average Annual Return, Percent		7.22%			18.18%	11.80%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Account Value		$ 32,481.8004	32,481.8004		$ 32,481.8004	$ 32,481.8004		30,005.81292		23,102.51639		25,037.52732			21,650.18505	13,847.1094	14,885.83114	13,594.80171	11,926.12131	10,178.28009	10,000
Average Annual Return, Percent		8.25%			18.59%	12.50%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,564	$ 11,564		$ 11,564	$ 11,564	$ 9,483	11,026	$ 8,499	10,842	$ 8,445	11,386	$ 9,889	$ 10,000	11,880	11,796	10,829	10,364	10,241	10,196	10,000
Average Annual Return, Percent		4.88%	(1.52%)	[6]	(0.40%)	1.46%
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Account Value		$ 14,389.00182	$ 14,389.00182		$ 14,389.00182	$ 14,389.00182		13,311.88569		12,308.6284		13,783.73451			15,551.15791	9,818.396667	11,927.96942	12,882.53542	10,311.80267	8,797.343099	10,000
Average Annual Return, Percent		8.09%			7.94%	3.71%
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Growth Index
Account Value		$ 26,268.0572	26,268.0572		$ 26,268.0572	$ 26,268.0572		25,361.81112		20,083.35		21,953.19878			22,151.04288	13,137.49551	14,507.90981	13,009.99974	10,865.51691	9,525.499377	10,000
Average Annual Return, Percent		3.57%			14.86%	10.14%
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Growth Index
Account Value		$ 38,890.63779	$ 38,890.63779		$ 38,890.63779	$ 38,890.63779		$ 36,283.77846		$ 26,301.42951		$ 29,512.79344			$ 26,150.12261	$ 15,914.72508	$ 15,984.68928	$ 14,264.97959	$ 11,783.61663	$ 10,134.38987	$ 10,000
Average Annual Return, Percent		7.18%			19.57%	14.55%

[1]	The inception date was May 4, 2015. Performance information was calculated using the historical performance of Class Y shares for the periods prior to May 4, 2015.
[2]	The inception date was February 10, 2020. Performance information was calculated using the historical performance of Institutional Class shares for the periods prior to February 10, 2020.
[3]	The inception date was November 16, 2018. Performance information was calculated using the historical performance of Class Y shares for the periods prior to November 16, 2018.
[4]	The inception date was November 16, 2018. Performance information was calculated using the historical performance of Class Y shares for the periods prior to November 16, 2018.
[5]	The inception date was April 26, 2021. Performance information was calculated using the historical performance of Class Y shares for the periods prior to April 26, 2021.
[6]	The inception date was July 19, 2021. The returns of the index listed above is based on the inception date of the Class.